Annual Total Returns[BarChart] - DWS Emerging Markets Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(23.22%)	15.14%	(2.12%)	(0.45%)	(13.18%)	9.72%	37.38%	(12.42%)	19.01%	18.46%